SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	02-0381573
EBP, Plan Number	002
EBP, Plan Name	Unitil Corporation Tax Deferred Savings and Investment Plan
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Employee Benefit Plan, Current Value	$ 2,354,207
Employee Benefit Plan, Current Value	$ 165,547,500
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Percentage of Participant Loans	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Percentage of Participant Loans	4.25%
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2020 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2020 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 2,377,950
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2025 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2025 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 4,165,647
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2030 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2030 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 8,053,191
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2035 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2035 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 4,130,552
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2040 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2040 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 5,811,710
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2045 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2045 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 5,914,450
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2050 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2050 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 4,519,806
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2055 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2055 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 7,554,615
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2060 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2060 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,251,974
Investment, Identifier [Axis]: Investments at Fair Value Amer Target 2065 Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Amer Target 2065 Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 925,276
Investment, Identifier [Axis]: Investments at Fair Value American Balanced Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Balanced Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 20,093,099
Investment, Identifier [Axis]: Investments at Fair Value American EUPAC R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American EUPAC R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 3,614,657
Investment, Identifier [Axis]: Investments at Fair Value American New World Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American New World Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,489,854
Investment, Identifier [Axis]: Investments at Fair Value Cohen & Steers Inst Realty Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Inst Realty [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 985,013
Investment, Identifier [Axis]: Investments at Fair Value Dodge & Cox Income Fund Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 3,914,346
Investment, Identifier [Axis]: Investments at Fair Value Fid Advisor Mid Cap II Fund Z Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fid Advisor Mid Cap II Fund Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 2,478,731
Investment, Identifier [Axis]: Investments at Fair Value Goldman Intl SC Insights R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Intl SC Insights R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,172,814
Investment, Identifier [Axis]: Investments at Fair Value Invesco Growth & Income R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Growth & Income R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 5,229,768
Investment, Identifier [Axis]: Investments at Fair Value Invesco Value Opportunities R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Value Opportunities R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 3,959,150
Investment, Identifier [Axis]: Investments at Fair Value JP Morgan Large Growth R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Large Growth R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 20,104,237
Investment, Identifier [Axis]: Investments at Fair Value JP Morgan US Govt MMkt Fund Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan US Govt MMkt Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 40,849
Investment, Identifier [Axis]: Investments at Fair Value Janus Henderson Enterprise (N) Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Enterprise (N) [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 57,817
Investment, Identifier [Axis]: Investments at Fair Value Loomis Sayles Core Plus Bond N Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Loomis Sayles Core Plus Bond N [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,905,982
Investment, Identifier [Axis]: Investments at Fair Value MFS Intntl Intrinsic Value R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Intntl Intrinsic Value R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 2,077,903
Investment, Identifier [Axis]: Investments at Fair Value New York Life Stable Value Fund Type of Investment Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Investment, Issuer Name [Extensible Enumeration]	New York Life Stable Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 9,815,758
Investment, Identifier [Axis]: Investments at Fair Value PGIM Jennison Small Company R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PGIM Jennison Small Company R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 3,016,146
Investment, Identifier [Axis]: Investments at Fair Value PIMCO Income Fund Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 212,452
Investment, Identifier [Axis]: Investments at Fair Value PIMCO Money Market Fund Admin Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Money Market Fund Admin [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 402,902
Investment, Identifier [Axis]: Investments at Fair Value PIMCO Real Return Fund Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Real Return Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,781,723
Investment, Identifier [Axis]: Investments at Fair Value Principal High Yield Fund R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal High Yield Fund R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 2,896,715
Investment, Identifier [Axis]: Investments at Fair Value The Investment Co of Amer R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Investment Co of Amer R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 4,955,633
Investment, Identifier [Axis]: Investments at Fair Value Total
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Current Value	$ 177,717,465
Investment, Identifier [Axis]: Investments at Fair Value Undiscovered Mgrs Behav Val R6 Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Undiscovered Mgrs Behav Val R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 2,149,968
Investment, Identifier [Axis]: Investments at Fair Value Unitil Corp Common Stock Type of Investment Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Unitil Corp Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 11,150,064
Investment, Identifier [Axis]: Investments at Fair Value Vanguard Instit Index Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Instit Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 23,115,772
Investment, Identifier [Axis]: Investments at Fair Value Vanguard Mid Cap Index Adm Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid Cap Index Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 567,380
Investment, Identifier [Axis]: Investments at Fair Value Vanguard Sm Cap Index Fd Adm Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Sm Cap Index Fd Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 512,681
Investment, Identifier [Axis]: Investments at Fair Value Vanguard Total Bd Mkt Ind Adm Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bd Mkt Ind Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,246,173
Investment, Identifier [Axis]: Investments at Fair Value Vanguard Total Int Idx Adm Type of Investment Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Int Idx Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Current Value	$ 1,710,500
Investment, Identifier [Axis]: Total Investments on Financial Statements
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Current Value	$ 175,363,258

[1]

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value

Identity of Insurer, Borrower, Lessor or Similar Party

Type of Investment

Cost

Current Value

Investments at Fair Value:

Vanguard Instit Index

Registered Investment Company

**

$

23,115,772

JP Morgan Large Growth R6

"

**

20,104,237

American Balanced Fund R6

"

**

20,093,099

Invesco Growth & Income R6

"

**

5,229,768

The Investment Co of Amer R6

"

**

4,955,633

Invesco Value Opportunities R6

"

**

3,959,150

Dodge & Cox Income Fund

"

**

3,914,346

American EUPAC R6

"

**

3,614,657

PGIM Jennison Small Company R6

"

**

3,016,146

Principal High Yield Fund R6

"

**

2,896,715

Fid Advisor Mid Cap II Fund Z

"

**

2,478,731

Undiscovered Mgrs Behav Val R6

"

**

2,149,968

MFS Intntl Intrinsic Value R6

"

**

2,077,903

Loomis Sayles Core Plus Bond N

"

**

1,905,982

PIMCO Real Return Fund

"

**

1,781,723

Vanguard Total Int Idx Adm

"

**

1,710,500

American New World Fund R6

"

**

1,489,854

Vanguard Total Bd Mkt Ind Adm

"

**

1,246,173

Goldman Intl SC Insights R6

"

**

1,172,814

Cohen & Steers Inst Realty

"

**

985,013

Vanguard Mid Cap Index Adm

"

**

567,380

Vanguard Sm Cap Index Fd Adm

"

**

512,681

PIMCO Income Fund

"

**

212,452

Janus Henderson Enterprise (N)

"

**

57,817

JP Morgan US Govt MMkt Fund

"

**

40,849

Amer Target 2020 Fund R6

"

**

2,377,950

Amer Target 2025 Fund R6

"

**

4,165,647

Amer Target 2030 Fund R6

"

**

8,053,191

Amer Target 2035 Fund R6

"

**

4,130,552

Amer Target 2040 Fund R6

"

**

5,811,710

Amer Target 2045 Fund R6

"

**

5,914,450

Amer Target 2050 Fund R6

"

**

4,519,806

Amer Target 2055 Fund R6

"

**

7,554,615

Amer Target 2060 Fund R6

"

**

1,251,974

Amer Target 2065 Fund R6

"

**

925,276

PIMCO Money Market Fund Admin

"

**

402,902

* Unitil Corp Common Stock

Common Stock

**

11,150,064

     Total Investments at Fair Value

165,547,500

Investments at Contract Value:

New York Life Stable Value Fund

Pooled Separate Account

**

9,815,758

     Total Investments on Financial Statements

175,363,258

* Notes Receivable from Participants

Participant Loans - 4.25% - 9.50%

n/a

2,354,207

Total

$

177,717,465

* Represents a party-in-interest to the Plan

** Cost omitted for participant-directed investments